UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2024 to December 31, 2024.

Date of Report (Date of earliest event reported) January 15, 2025

Holiday Inn Club Vacations Incorporated.

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Sonya Dixon, Chief Financial Officer (407) 395-6700

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Holiday Inn Club Vacations Incorporated, f/k/a Orange Lake Country Club, Inc., as securitizer, has indicated by check mark that there is no activity to report for the annual period January 1, 2024 to December 31, 2024 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: Orange Lake Timeshare Trust 2016-A, Orange Lake Timeshare Trust 2018-A, Orange Lake Timeshare Trust 2019-A, HIN Timeshare Trust 2020-A, HINNT 2022-A LLC, HINNT 2024-A LLC, and THOR 2024-A, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date January 15, 2025

Holiday Inn Club Vacations Incorporated (Securitizer)

By:	/s/ Sonya Dixon
Name: Sonya Dixon
Title: Chief Financial Officer